UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Groupama Asset Management N.A.
Address: 199 Water Street, 20th Flr.

         New York, NY  10038

13F File Number:  28-06754

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Iona Watter
Title:     Compliance Officer
Phone:     212-884-9659

Signature, Place, and Date of Signing:

     /s/  Iona Watter     New York, NY     April 29, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     76

Form13F Information Table Value Total:     $2,879,916 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATIONS       COM              000886101      573   141000 SH       SOLE                        0        0   141000
ABERCROMBIE & FITCH CO         COM              002896207     7377   239534 SH       SOLE                     1092        0   238442
ADOBE SYS INC                  COM              00724F101     1813    45000 SH       SOLE                        0        0    45000
AFFILIATED COMPUTER SERVICES   COM              008190100    11947   212848 SH       SOLE                      721        0   212127
ALTERA CORP                    COM              021441100     2018    92300 SH       SOLE                        0        0    92300
AMERICAN INTL GROUP INC        COM              026874107    68109   944126 SH       SOLE                   720552        0   223574
AOL TIME WARNER INC            COM              00184A105    74612  3154860 SH       SOLE                  2378078        0   776782
AXCELIS TECHNOLOGIES INC       COM              054540109     6455   451410 SH       SOLE                     2061        0   449349
BANK OF AMERICA CORPORATION    COM              060505104     1738    25556 SH       SOLE                    24404        0     1152
BAXTER INTL INC                COM              071813109   110666  1859309 SH       SOLE                  1425867        0   433442
BEA SYS INC                    COM              073325102      932    68000 SH       SOLE                        0        0    68000
BECKMAN COULTER INC            COM              075811109     8588   168178 SH       SOLE                      767        0   167411
BED BATH & BEYOND INC          COM              075896100    35232  1043918 SH       SOLE                   727468        0   316450
BEST BUY INC                   COM              086516101     9816   123948 SH       SOLE                      565        0   123383
CARDINAL HEALTH INC            COM              14149Y108   126854  1789459 SH       SOLE                  1372194        0   417265
CELESTICA INC                  COM              15101Q108    71810  1980442 SH       SOLE                  1500443        0   479999
CELGENE CORP                   COM              151020104     5521   223105 SH       SOLE                     1018        0   222087
CENDANT CORP                   COM              151313103    10726   558675 SH       SOLE                     2552        0   556123
CISCO SYS INC                  COM              17275R102     1138    67240 SH       SOLE                      540        0    66700
CITIGROUP INC                  COM              172967101   135366  2733564 SH       SOLE                  2090180        0   643384
CITRIX SYS INC                 COM              177376100     1728   100000 SH       SOLE                        0        0   100000
COMPAQ COMPUTER CORP           COM              204493100     1319   126305 SH       SOLE                     1305        0   125000
CONCORD EFS INC                COM              206197105    81057  2437810 SH       SOLE                  1932831        0   504979
CORNING INC                    COM              219350105      480    63056 SH       SOLE                       56        0    63000
COSTCO WHSL CORP NEW           COM              22160K105   107875  2709085 SH       SOLE                  2140186        0   568899
DELL COMPUTER CORP             COM              247025109   136669  5234390 SH       SOLE                  3989545        0  1244845
DELPHI CORP                    COM              247126105     6535   408720 SH       SOLE                     1865        0   406855
DOLLAR GEN CORP                COM              256669102     7595   466557 SH       SOLE                     2130        0   464427
ELECTRONIC DATA SYS NEW        COM              285661104    82176  1417089 SH       SOLE                  1112549        0   304540
EXPRESS SCRIPTS INC            COM              302182100    10138   176044 SH       SOLE                      803        0   175241
FEDEX CORP                     COM              31428X106    49405   850349 SH       SOLE                   633729        0   216620
FIRST DATA CORP                COM              319963104     1751    20079 SH       SOLE                    20079        0        0
GENERAL DYNAMICS CORP          COM              369550108    64563   687212 SH       SOLE                   523012        0   164200
GLOBESPAN INC                  COM              379571102     8695   582837 SH       SOLE                     2662        0   580175
GOLDMAN SACHS GROUP INC        COM              38141G104    12999   144034 SH       SOLE                   141891        0     2143
HONEYWELL INTL INC             COM              438516106   101728  2658178 SH       SOLE                  2028939        0   629239
INTERNATIONAL RECTIFIER CORP   COM              460254105     2282    50260 SH       SOLE                        0        0    50260
JOHNSON & JOHNSON              COM              478160104    99389  1530251 SH       SOLE                  1170346        0   359905
KLA-TENCOR CORP                COM              482480100    75455  1134673 SH       SOLE                   868675        0   265998
KOHLS CORP                     COM              500255104    52412   736652 SH       SOLE                   560004        0   176648
LABORATORY CORP AMER HLDGS     COM              50540R409    10355   108023 SH       SOLE                      493        0   107530
LAM RESEARCH CORP              COM              512807108     9508   324317 SH       SOLE                     1480        0   322837
LEAR CORP                      COM              521865105     6613   138947 SH       SOLE                      635        0   138312
LEXMARK INTL NEW               COM              529771107     1372    24000 SH       SOLE                        0        0    24000
LOWES COS INC                  COM              548661107    99472  2287248 SH       SOLE                  1736358        0   550890
LSI LOGIC CORP                 COM              502161102    10112   594879 SH       SOLE                     2157        0   592722
MARSH & MCLENNAN COS INC       COM              571748102      600     5325 SH       SOLE                     5325        0        0
MEADWESTVACO CORP              COM              583334107     8515   256888 SH       SOLE                     1175        0   255713
MEDIMMUNE  INC                 COM              584699102     9495   241430 SH       SOLE                     1100        0   240330
MERRILL LYNCH & CO INC         COM              590188108   118106  2132665 SH       SOLE                  1532371        0   600294
MICROSOFT CORP                 COM              594918104   131891  2186896 SH       SOLE                  1644540        0   542356
MINNESOTA MNG & MFG CO         COM              604059105    97262   845690 SH       SOLE                   507795        0   337895
MORGAN STANLEY DEAN WITTER&CO  COM              617446448   139406  2432492 SH       SOLE                  1868127        0   564365
NATIONAL COMMERCE FINL CORP    COM              63545P104     9327   335535 SH       SOLE                     1533        0   334002
NOKIA CORP                     COM              654902204    81599  3934399 SH       SOLE                  3063048        0   871351
OPENWAVE SYS INC               COM              683718100     4176   656719 SH       SOLE                     3000        0   653719
ORACLE CORP                    COM              68389X105     1380   107882 SH       SOLE                     2716        0   105166
PEOPLESOFT INC                 COM              712713106     6996   191534 SH       SOLE                     1142        0   190392
PEPSICO INC                    COM              713448108    89123  1730557 SH       SOLE                  1330121        0   400436
PHOTRONICS INC                 COM              719405102     3204    95000 SH       SOLE                        0        0    95000
QUALCOMM INC                   COM              747525103    88537  2352221 SH       SOLE                  1766260        0   585961
RATIONAL SOFTWARE CORP         COM              75409P202     5289   334165 SH       SOLE                     1530        0   332635
ROHM & HAAS CO                 COM              775371107     9429   223081 SH       SOLE                     1065        0   222016
SANMINA SCI CORP               COM              800907107     3709   315723 SH       SOLE                     1442        0   314281
SOUTHTRUST CORP                COM              844730101     9391   355749 SH       SOLE                     1622        0   354127
SPX CORP                       COM              784635104     9947    70260 SH       SOLE                      321        0    69939
SUN MICROSYSTEMS INC           COM              866810104     1334   151350 SH       SOLE                        0        0   151350
TELLABS INC                    COM              879664100      523    50000 SH       SOLE                        0        0    50000
TENET HEALTHCARE CORP          COM              88033G100    88490  1320366 SH       SOLE                  1003449        0   316917
TMP WORLDWIDE INC              COM              872941109     7266   210796 SH       SOLE                      962        0   209834
VERISIGN INC                   COM              92343E102     9208   341064 SH       SOLE                     1436        0   339628
VERITAS SOFTWARE CO            COM              923436109   100431  2291378 SH       SOLE                  1604128        0   687250
VIACOM INC                     COM              925524308   103440  2138519 SH       SOLE                  1655913        0   482606
VIACOM INC                     COM              925524100      210     4324 SH       SOLE                     4324        0        0
WIND RIVER SYSTEMS INC         COM              973149107     6578   484090 SH       SOLE                     2212        0   481878
XILINX INC                     COM              983919101     2080    52200 SH       SOLE                        0        0    52200